Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
On April 5, 2024 (the “Fifth Amendment Effective Date”), the Company and Blue Torch entered into the Fifth Amendment, which amended the Company’s existing Financing Agreement. The Fifth Amendment, among other things, amended certain terms of the Financing Agreement including , but not limited to, (1) amending the minimum revenue financial covenant to adjust the minimum revenue levels to (a) $100.0 million, for each fiscal quarter ending on or prior to December 31, 2024 and (b) $110.0 million for each fiscal quarter thereafter and or prior to December 31, 2025 and (2) amending the minimum liquidity financial covenant to adjust the minimum liquidity level to $18.0 million at all times from the Fifth Amendment Effective Date through the maturity of the Term Loan.
In connection with the Fifth Amendment, on the Fifth Amendment Effective Date, the Company made a partial prepayment on the Term Loan of $4.0 million (which amount was classified as a current obligation at March 31, 2024) along with the related prepayment premium of 3% ($0.1 million) and accrued interest. The Company also incurred a 2% fee as paid in kind on the outstanding Term Loan balance prior to the prepayment (fee of $0.6 million). The amounts related to the Fifth Amendment will be recorded in the quarter ending June 30, 2024. After the prepayment and the paid in kind fee on April 5, 2024, the amount outstanding on the Term Loan was $25.5 million.

In connection with the Fifth Amendment, the Company also amended and restated the Term Loan Warrants for the purchase of 97,482 shares of the Company’s Class A common stock (the “Warrant Second Amendment”). The Warrant Second Amendment amends the exercise price from $20.50 per share to $9.16 per share. The amended exercise price increased the fair value of the Term Loan Warrants as of the Fifth Amendment Effective Date from $0.5 million to $0.6 million and will be recorded in the quarter ending June 30, 2024.

Note 23. Subsequent Events
As mentioned in Note 1,
Description of Business and Summary of Significant Accounting Policies
and Note 11,
Debt,
on January 9, 2024, the Company sold its investment in equity securities of a privately-held company for $1.0 million. On the Consent Effective Date, the Company made a partial prepayment of $1.0 million on the Term Loan (which amount was classified as a current obligation at December 31, 2023) and the related prepayment premium of 3%. The amounts related to this partial prepayment will be recorded in the quarter ending March 31, 2024.
As mentioned in Note 11,
Debt
, the Company on the Consent Effective Date entered into the Third Amendment, which among other things, (i) consents to the sale of certain assets by the Company and (ii) amends certain terms of the Financing Agreement, including without limitation, the minimum liquidity financial covenants thereunder, such that the minimum liquidity levels shall be (1) $19.0 million at all times from the Consent Effective Date through and including March 31, 2024 and (2) $24.0 million at all times thereafter through the maturity of the Term Loan.
As mentioned in Note 6,
Property and Equipment, Net
, Note 11,
Debt
and Note 12,
Leases
, on February 29, 2024, the Company sold its Van Nuys production facility which had a net carrying value of $4.8 million at December 31, 2023, for $6.2 million. Simultaneous with the sale, the Company entered into a five year lease of the facility, with two options to extend the lease for a period of three years each. The lease has an annual base rate of $0.3 million which increases by 3% each year. The Company used the net proceeds received from the sale to make a partial prepayment of $5.5 million on the Term Loan (which was classified as a current obligation as of December 31, 2023) and the related prepayment premium of 3%. The amounts related to the sale of the facility and the partial prepayment will be recorded in the quarter ended March 31, 2024. The facility served as collateral on the Term Loan, which required the Company to obtain the approval of Blue Torch to sell the facility. The approval to sell the facility from Blue Torch was not obtained until February 2024.
As mentioned in Note 11,
Debt
, the Company on February 29, 2024 entered into the Fourth Amendment which among other things, (1) consents to the sale of certain assets by the Company and (2) amends certain terms of the Financing Agreement, including without limitation, the minimum liquidity financial covenant thereunder, such that the minimum liquidity levels shall be (1) $17.0 million at all times from February 29, 2024 through and including March 31, 2024 and (2) $22.0 million at all times thereafter through the maturity of the Term Loan.

After the prepayments on January 9, 2024 and February 29, 2024, the principal amount outstanding on the Term Loan was $28.6 million.
As mentioned in Note 14, R
estructuring
, in January 2024, the Company executed cost-reduction initiatives intended to streamline the business. These actions are expected to result in approximately $1.7 million in costs consisting primarily of termination benefits during the first quarter of 2024.